Subsequent event (Details)	Feb. 04, 2026 Y shares $ / shares	Oct. 15, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)
Renal Anti-Fibrotic Therapeutic Program
Subsequent events
Consideration		$ 3,000,000
Issue price | $ / shares		$ 0.86
Cash finders' fee, percentage		5.00%
Cash finders' fee, amount		$ 250,000
Term of acquisition from execution of term sheet		90 days
Termination fees		$ 50,000
Deferred acquisition costs			$ 293,803
Deferred cash finder fees			$ 200,000
Offering | Director
Subsequent events
Options to purchase common shares issued | shares	20,000
Share price | $ / shares	$ 0.69
Term of options granted | Y	5